Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2017
Short-Term Investments [Abstract]
Schedule of changes in level 2 available-for-sale securities measured on recurring basis
	December 31,
	2016	2017

Beginning balance	$-	$1,605,882
Purchases	192,785,066	71,492,241
Redemption	(192,022,189)	(72,572,216)
Realized gain(loss)	870,200	(64,596)
Exchange difference	(27,195)	71,601
Ending balance	$1,605,882	$532,912

Schudule of available-for-sale securities
	Year ended December 31, 2017
				Exchange
	Proceeds	Costs	Gains	difference

Available-for-sale securities	$(72,572,216)	$71,492,241	$(64,596)	$71,601
Total	$(72,572,216)	$71,492,241	$(64,596)	$71,601

	Year ended December 31, 2016
				Exchange
	Proceeds	Costs	Gains	difference

Available-for-sale securities	$(192,022,189)	$192,785,066	$870,200	$(27,195)
Total	$(192,022,189)	$192,785,066	$870,200	$(27,195)